Supplemental information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Increase Decrease In Working Capital [Abstract]
Accounts receivable	$ (94,562)	$ (34,041)
Crude oil inventory	(10,646)	(2,577)
Prepaid expenses	(4,896)	(1,884)
Accounts payable and accrued liabilities	230,567	37,527
Income taxes payable	(1,651)	2,842
Working capital assumed from acquisitions	(58,841)	0
Initial recognition of IFRS 16 liability	(10,483)	0
Foreign exchange	(873)	(795)
Changes in non-cash working capital	48,615	1,072
Changes in non-cash operating working capital	(6,876)	665
Changes in non-cash investing working capital	55,491	407
Changes in non-cash working capital	$ 48,615	$ 1,072